SHORT TERM LOAN	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Short Term Loan
SHORT TERM LOAN

NOTE 3 - SHORT TERM LOAN

On December 28, 2024, the Company entered into a loan agreement with Abri Advisors Ltd. (“Abri”), pursuant to which it borrowed $1,000. Under the agreement, the Company undertook to repay Abri by June 30, 2025, a total amount of $1,400, representing a 28.577% discount to the principal, plus 15% annual interest on the outstanding principal balance. The agreement stipulates that, while the loan remains outstanding, the Company may not issue any additional debt instrument ranking senior or equal to this loan, whether in payment priority or in collateral, without Abri’s prior written consent. In addition, if the Company conducts a capital raise or issues any convertible securities (including ordinary shares, preferred shares, options, or warrants), it must repay 25% of the then-outstanding loan balance within three business days of the closing date (“Capital Raise Repayment”). Such repayment does not reduce or alter the final repayment amount due at maturity, regardless of the payment date.

The agreement includes customary nonpayment provisions. In the event of nonpayment, and if not cured within three business days, the outstanding obligation (including any Capital Raise Repayment) becomes immediately due and payable, multiplied by 150% (“nonpayment Amount”). The nonpayment Amount bears monthly interest at 5% from the nonpayment date until settlement. For accounting purposes, the loan is measured at amortized cost using the effective interest method, with an effective annual interest rate of 155.93% calculated on initial recognition. As of December 31, 2024, the carrying amount of the loan was $1,000.

On May 26, 2025, the Company repaid $200 and in August 1, 2025, additional $150. The Company and ABRI are in negotiations to postpone the remainder of the payments due.

NOTE 12 - SHORT TERM LOAN

On December 28, 2024, the Company entered into a Loan Agreement, dated as of December 27, 2024 (the “Abri Loan Agreement”), with Arbi Advisors Ltd. (“Abri”), pursuant to which the Company borrowed $1,000 from Abri. Pursuant to the Abri Loan Agreement, the Company agrees to pay to Abri at the June 30, 2025 maturity date, $1,400, which represents an original issue discount of 28.577%, plus interest on such amount at an absolute rate of 15%. During the period when any amounts under the Abri Loan Agreement are outstanding and remain due and payable, the Company shall not issue any other form of debt instrument ranking senior or pari passu to or with the obligations under the Abri Loan Agreement, whether in terms of payment or collateral, without the express prior written consent of Abri. Additionally, during the period when any amounts under the Abri Loan Agreement are outstanding and remain due and payable, if the Company undertakes, completes, agrees to complete, commits to complete, or otherwise sells any equity, or other securities fungible in any way into equity, warrants, options, preferred shares, convertible preferred shares, or any other form of equity-related instrument of the Company (a “Financing”), then the Company shall repay twenty percent (25.0%) of the then Loan Balance within three business days from the closing date of the Financing (a “Financing Repayment”). A Financing Repayment shall not reduce or otherwise diminish the amount due under the Abri Loan Agreement at the maturity of the loan, irrespective of the date of the Financing Repayment.

The Abri Loan Agreement contains customary Events of Default for transactions similar to the transactions contemplated by the Abri Loan Agreement. In the event of an Event of Default, subject to a three-day cure period, the loan balance due plus any Refinancing Repayment that may be due, then multiplied by 150%, shall become immediately due and payable by the Company to Abri (the “Default Payment Amount”). The Default Payment Amount shall compound interest at a monthly rate of 5.0% from the date it becomes due and payable up and until the date of payment. The Abri Loan Agreement contains representations and warranties made by each of the Company and Abri. As of 31 December 2024, the loan amount is $1,000.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)